Insurance-related accounts (Tables)	12 Months Ended
Mar. 31, 2013
Policyholders' Account in Life Insurance Business

Policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	March 31
	2012	2013
Universal life insurance	1,010,277	1,199,409
Investment contracts	340,600	363,213
Other	98,767	130,494

Total	1,449,644	1,693,116